Simplify Macro Strategy ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)

Shares Value
Exchange-Traded Funds – 70.2%
Alternative Funds – 22.1%
Simplify Managed Futures Strategy ETF(a)(b) ................................... 54,118 $ 1,407,068
Simplify Market Neutral Equity Long/Short ETF(b)(c) ............................. 94,670 2,048,659
3,455,727
Commodity Funds – 7.0%
iShares Gold Trust* ........................................................ 22,085 1,097,624
Equity Funds – 19.2%
Simplify Next Intangible Core Index ETF(a) ..................................... 31,521 898,030
Simplify Next Intangible Value Index ETF(a) .................................... 31,521 872,318
Simplify US Equity PLUS QIS ETF(a) .......................................... 39,218 1,219,876
2,990,224
Fixed Income Funds – 21.9%
Simplify High Yield PLUS Credit Hedge ETF(a)(b) ................................ 75,514 1,792,461
Simplify Intermediate Term Treasury Futures Strategy ETF(a)(b) .................... 22,982 330,251
Simplify Short Term Treasury Futures Strategy ETF(a)(b) .......................... 55,929 1,285,808
3,408,520
Total Exchange-Traded Funds (Cost $10,373,980) ................................... 10,952,095
Principal
U.S. Treasury Inflation Indexed Bonds – 23.0%
U.S. Treasury Inflation Indexed Bond, 0.13%, 2/15/2052(b)
(Cost $3,510,584) ....................................................... $ 5,100,000 3,576,303
U.S. Treasury Bills – 6.0%
U.S. Treasury Bill, 4.80%, 1/14/2025(b)(d)
(Cost $937,307) ......................................................... $ 950,000 937,657
Shares
Money Market Funds – 1.7%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(e)
(Cost $269,411) ......................................................... 269,411 269,411
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Puts – Exchange-Traded – 0.0%†
S&P 500 Index, October Strike Price $5,450, Expires 10/02/24(f) .......... 50 $ 27,250,000 375
Total Purchased Options (Cost $171,039) ............................................ 375
Total Investments – 100.9%
(Cost $15,262,321) ............................................................ $ 15,735,841
Liabilities in Excess of Other Assets – (0.9)% ......................................... (138,901)
Net Assets – 100.0% ............................................................ $ 15,596,940

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Number of
Contracts Notional Amount Value
Written Options – (3.0)%
Calls – Exchange-Traded – (3.0)%
3 Month SOFR Future, December Strike Price $95.5, Expires 12/13/24 ..... (400) $ (95,500,000) $ (467,500)
Puts – Exchange-Traded – (0.0)%†
S&P 500 Index, October Strike Price $5,150, Expires 10/02/24 ........... (50) (25,750,000) (250)
Total Written Options (Premiums Received $181,757) ................................... $ (467,750)
† Less than 0.05%
* Non Income Producing
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) Securities with an aggregate market value of $6,571,007 have been pledged as collateral for options as of September 30, 2024.
(c) Affiliated fund managed by Simplify EQLS, LLC.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
(e) Rate shown reflects the 7-day yield as of September 30, 2024.
(f) Held in connection with Written Options.
At September 30, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
3 Month SOFR Future ............................. 400 $ 95,960,000 3/18/25 $ 1,000,000

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify High Yield
PLUS Credit
Hedge ETF $ 2,205,629 $ — $ (478,666) $ 23,497 $ 42,001 $ 1,792,461 75,514 $ 45,308 $ —
Simplify
Intermediate
Term
Treasury
Futures
Strategy ETF 348,938 — (52,906) (9,460) 43,679 330,251 22,982 3,677 —
Simplify Managed
Futures
Strategy ETF 2,150,450 — (668,957) (5,203) (69,222) 1,407,068 54,118 16,236 —
Simplify Market
Neutral Equity
Long/Short
ETF 2,871,422 — (629,361) (17,258) (176,144) 2,048,659 94,670 9,467 —
Simplify Next
Intangible
Core Index
ETF 968,288 — (144,614) 10,171 64,185 898,030 31,521 1,576 —
Simplify Next
Intangible
Value Index
ETF 960,246 — (145,580) 9,657 47,995 872,318 31,521 4,728 —
Simplify Short
Term
Treasury
Futures
Strategy ETF 2,163,639 — (1,028,542) (57,200) 207,911 1,285,808 55,929 20,460 —
Simplify US Equity
PLUS QIS
ETF 1,383,961 — (207,395) 35,015 8,295 1,219,876 39,218 3,922 —
$ 13,052,573 $ — $ (3,356,021) $ (10,781) $ 168,700 $ 9,854,471 405,473 $ 105,374 $ —
As of September 30, 2024, the Fund had the following forward foreign currency contracts outstanding:
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
Nomura Securities ......... 12/18/2024 AUD 1,370,000 USD 951,516 $ 3,600 $ –
Nomura Securities ......... 12/18/2024 AUD 1,030,000 USD 703,469 – (9,197)
Nomura Securities ......... 12/18/2024 AUD 1,060,000 USD 730,086 – (3,337)
BNY Mellon Capital Market .. 12/18/2024 BRL 827,770 USD 149,000 – (1,521)
Nomura Securities ......... 12/18/2024 CAD 950,000 USD 700,435 – (3,460)
Nomura Securities ......... 12/18/2024 CAD 1,910,000 USD 1,420,283 5,084 –
Nomura Securities ......... 12/18/2024 CHF 800,000 USD 956,322 2,580 –
BNY Mellon Capital Market .. 12/18/2024 CNH 2,419,000 USD 344,425 – (3,054)

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
BNY Mellon Capital Market .. 12/18/2024 COP 710,645,000 USD 169,000 $ 1,753 $ –
Nomura Securities ......... 12/18/2024 GBP 530,000 USD 705,615 – (2,838)
Nomura Securities ......... 12/18/2024 JPY 235,160,000 USD 1,659,505 5,136 –
BNY Mellon Capital Market .. 12/18/2024 KRW 1,597,479,313 USD 1,204,711 – (22,688)
The Bank of New York Mellon 12/18/2024 MXN 10,276,269 USD 524,000 8,543 –
Nomura Securities ......... 12/18/2024 NZD 1,520,000 USD 943,519 – (22,264)
Nomura Securities ......... 12/18/2024 NZD 1,500,000 USD 948,815 – (4,260)
Nomura Securities ......... 12/18/2024 SEK 9,650,000 USD 950,791 – (3,202)
BNY Mellon Capital Market .. 12/18/2024 SGD 1,101,759 USD 851,108 – (9,549)
BNY Mellon Capital Market .. 12/18/2024 TWD 32,465,487 USD 1,030,670 – (2,316)
Nomura Securities ......... 12/18/2024 USD 1,415,494 AUD 2,090,000 30,596 –
BNY Mellon Capital Market .. 12/18/2024 USD 173,000 BRL 948,421 – (539)
BNY Mellon Capital Market .. 12/18/2024 USD 982,694 BRL 5,549,764 26,474 –
Nomura Securities ......... 12/18/2024 USD 1,419,958 CAD 1,910,000 – (4,758)
Nomura Securities ......... 12/18/2024 USD 700,617 CAD 950,000 3,278 –
BNY Mellon Capital Market .. 12/18/2024 USD 314,478 COP 1,321,436,556 – (3,485)
BNY Mellon Capital Market .. 12/18/2024 USD 722,000 COP 3,036,010,000 – (7,490)
Nomura Securities ......... 12/18/2024 USD 1,421,430 GBP 1,060,000 – (4,525)
Nomura Securities ......... 12/18/2024 USD 710,929 GBP 530,000 – (2,476)
Nomura Securities ......... 12/18/2024 USD 1,664,027 JPY 238,140,000 11,307 –
Nomura Securities ......... 12/18/2024 USD 707,288 JPY 99,190,000 – (9,479)
BNY Mellon Capital Market .. 12/18/2024 USD 836,178 MXN 17,000,000 16,541 –
Nomura Securities ......... 12/18/2024 USD 707,320 NOK 7,480,000 1,784 –
Nomura Securities ......... 12/18/2024 USD 962,746 NZD 1,520,000 3,037 –
Nomura Securities ......... 12/18/2024 USD 956,362 SEK 9,650,000 – (2,369)
BNY Mellon Capital Market .. 12/18/2024 USD 1,180,244 ZAR 21,200,251 38,479 –
Total unrealized appreciation
(depreciation) ............ $ 158,192 $ (122,807)
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan
COP Colombian Peso
GBP Pound Sterling
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Summary of Investment Type††
Investment Categories % of Net Assets
Exchange-Traded Funds ........................................................................ 70.2%
U.S. Treasury Inflation Indexed Bonds ............................................................. 23.0%
U.S. Treasury Bills ............................................................................. 6.0%
Money Market Funds .......................................................................... 1.7%
Purchased Options ............................................................................ 0.0%†
Total Investments ............................................................................. 100.9%
Liabilities in Excess of Other Assets ............................................................... (0.9)%
Net Assets .................................................................................. 100.0%